Principal activities and organization (Details)	Dec. 31, 2020
Jingdong Century
Organization
Equity interest held (as a percent)	100.00%
Jiangsu Jingdong Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Shengdayuan
Organization
Equity interest held (as a percent)	100.00%
JD Logistics Holding Limited (formerly known as Jingdong E-Commerce (Express) Hong Kong Co., Ltd.)
Organization
Equity interest held (as a percent)	79.00%
Jingdong Technology Group Corporation
Organization
Equity interest held (as a percent)	100.00%
JD Property Group Corporation (formerly known as Jingdong Logistics Group Corporation)
Organization
Equity interest held (as a percent)	100.00%
JD Logistics, Inc. (formerly known as Jingdong Express Group Corporation) ("JD Logistics")
Organization
Equity interest held (as a percent)	79.00%
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD Property Hong Kong Co., Ltd. (formerly known as Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.)
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd
Organization
Equity interest held (as a percent)	100.00%
JD.com International Limited
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingdong Shangke Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD.com E-Commerce (Investment) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD.com American Technologies Corporation
Organization
Equity interest held (as a percent)	100.00%
Chongqing Jingdong Haijia E-commerce Co., Ltd. ("Chongqing Haijia")
Organization
Equity interest held (as a percent)	100.00%
JD.com Overseas Innovation Limited
Organization
Equity interest held (as a percent)	100.00%
JD.com International (Singapore) Pte. Limited
Organization
Equity interest held (as a percent)	100.00%
JD.com Investment Limited
Organization
Equity interest held (as a percent)	100.00%
JD Asia Development Limited
Organization
Equity interest held (as a percent)	100.00%
JD.com Asia Investment Corporation
Organization
Equity interest held (as a percent)	100.00%
Suqian Hanbang Investment Management Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Xi'an Jingxundi Supply Chain Technology Co., Ltd. ("Xi'an Jingxundi")
Organization
Equity interest held (as a percent)	79.00%
Xi'an Jingdong Xuncheng Logistics Co., Ltd
Organization
Equity interest held (as a percent)	79.00%
Beijing Jinghong Logistics Co., Ltd
Organization
Equity interest held (as a percent)	79.00%
JD Assets Holding Limited
Organization
Equity interest held (as a percent)	100.00%
JD Property Holding Limited (formerly known as JD Logistics Holding Limited)
Organization
Equity interest held (as a percent)	100.00%
Beijing Wodong Tianjun Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD Health International Inc.
Organization
Equity interest held (as a percent)	67.00%
JD Jiankang Limited
Organization
Equity interest held (as a percent)	100.00%
Jingdong Logistics Supply Chain Co., Ltd.
Organization
Equity interest held (as a percent)	79.00%
Jingdong Five Star Appliance Group Co., Ltd. (formerly known as Jiangsu Five Star Appliance Co., Ltd.) ("Jiangsu Five Star")
Organization
Equity interest held (as a percent)	100.00%